Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2018	2017

Prepaid expenses	1,572	1,453
Contract assets	448	748
Government authorities	433	517
Employees	51	30
Other receivables	858	117

	3,362	2,865